Property, plant and equipment (Tables)	6 Months Ended
Dec. 31, 2024
Property, plant and equipment
Schedule of property, plant and equipment

	Freehold	Plant and	Fixtures	Assets under
	property	machinery	and fittings	construction	Total
	£’000	£’000	£’000	£’000	£’000
At 1 July 2024
Cost	289,943	45,809	78,889	—	414,641
Accumulated depreciation	(69,910)	(34,395)	(54,218)	—	(158,523)
Net book amount	220,033	11,414	24,671	—	256,118
Six months ended 31 December 2024
Opening net book amount	220,033	11,414	24,671	—	256,118
Additions	3	2,397	6,350	10,060	18,810
Depreciation charge	(1,740)	(2,688)	(3,440)	—	(7,868)
Closing net book amount	218,296	11,123	27,581	10,060	267,060
At 31 December 2024
Cost	289,946	48,206	85,239	10,060	433,451
Accumulated depreciation	(71,650)	(37,083)	(57,658)	—	(166,391)
Net book amount	218,296	11,123	27,581	10,060	267,060

At 1 July 2023
Cost	287,413	46,706	75,873	—	409,992
Accumulated depreciation	(66,677)	(35,094)	(54,939)	—	(156,710)
Net book amount	220,736	11,612	20,934	—	253,282
Six months ended 31 December 2023
Opening net book amount	220,736	11,612	20,934	—	253,282
Additions	2,783	1,872	4,785	—	9,440
Depreciation charge	(1,743)	(2,455)	(3,278)	—	(7,476)
Closing net book amount	221,776	11,029	22,441	—	255,246
At 31 December 2023
Cost	290,196	48,578	80,658	—	419,432
Accumulated depreciation	(68,420)	(37,549)	(58,217)	—	(164,186)
Net book amount	221,776	11,029	22,441	—	255,246